united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Shares			Fair Value
	COMMODITY POOLS - 17.5%
350	Xplor Global CTA Fund (SPC), Ltd Class 4X Lead Series * +		$ 303,944
551	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/05/2012 * +		528,175
364	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/20/2012 * +		341,197
315	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 12/24/2012 * +		301,058
410	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 6/28/2013 * +		647,788
106	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/25/2014 * +		168,537
56	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 3/28/2014 * +		88,560
1,180	Xplor Global CTA Fund (SPC), Ltd Class 4X Series 7/8/2014 * +		1,925,733
	TOTAL COMMODITY POOLS (Cost - $3,331,580)		4,304,992

	EXCHANGE TRADED FUNDS - 0.0%
	DEBT FUND - 0.0%
5	iShares 1-3 Year Treasury Bond ETF		424
	(Cost $424)

	SHORT-TERM INVESTMENTS - 79.8%
	MONEY MARKET FUND - 79.8%
19,687,913	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I, 0.10% (a)		19,687,913
	(Cost $19,687,913)

	TOTAL INVESTMENTS - 97.3% (Cost - $23,019,917) (b)		$ 23,993,329
	OTHER ASSETS LESS LIABILITIES - 2.7%		674,306
	NET ASSETS - 100.0%		$ 24,667,635

* Non-income producing investment.
+ All of this investment is a holding of TXMFS Fund Limited which commenced operations on October 4, 2012 and is a wholly-
owned subsidiary of Raylor Managed Futures Strategy Fund.
(a) Money market fund; interest rate reflects the seven-day effective yield on March 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,020,204 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,078,351
		Unrealized depreciation:	(105,226)
		Net unrealized appreciation:	$ 973,125

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2015 (Unaudited)
Number of Long Contracts ^	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
117	3-Month Euro	Jun-15	$ 31,562,564	$ (872)
16	3 MO Sterling (Short)	Jun-15	2,972,806	(241)
168	90 Day Euro $	Jun-15	41,861,400	1,475
42	Canadian Bank Bill	Jun-15	8,227,897	(5,217)
1	Canadian Dollar	Jun-15	78,920	(10)
2	CAC 40 10 Euro	Jun-15	105,887	(768)
5	Canadian 10 Year Bond	Jun-15	563,965	(181)
3	Cotton	May-15	94,650	(995)
1	Dax Index	Jun-15	322,422	67
3	DJIA Index Mini	Jun-15	265,545	(2,990)
5	Dollar Index	Jun-15	493,305	925
13	Euro BOBL	Jun-15	1,815,648	558
56	Euro-Bund	Jun-15	9,538,430	10,770
4	Euro FX	Jun-15	537,700	(2,637)
8	Euro Schatz	Jun-15	960,794	(11)
2	Euro STOXX 50	Jun-15	77,979	(183)
10	Frozen Concentrated OJ	May-15	187,650	(2,512)
1	IBEX-35 Index	Apr-15	123,383	143
2	Lean Hogs	Jun-15	60,640	(400)
1	Live Cattle	Jun-15	60,930	-
2	Long Gilt	Jun-15	358,289	178
1	Long-Term Swiss Government Bond	Jun-15	171,126	-
2	Nasdaq 100 E-Mini	Jun-15	173,180	(750)
1	Nikkei 225 Yen	Jun-15	80,090	-
1	Russell 2000 Mini	Jun-15	124,890	(290)
6	S&P E-Mini	Jun-15	618,225	(4,725)
1	US 2 Year Note	Jun-15	219,156	-
2	US 5 Year Note	Jun-15	240,422	133
7	US 10 Year Note	Jun-15	902,344	1,953
2	US Long Bond	Jun-15	327,750	250
1	Wheat	May-15	25,588	(588)
			Net Unrealized Loss from Long Futures Contracts	$ (6,918)

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
March 31, 2015 (Unaudited)
Number of Short Contracts ^	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
(3)	Australian Dollar	Jun-15	$ 227,430	$ 840
(4)	Brent Crude	May-15	220,440	810
(2)	Cocoa	May-15	53,980	(140)
(4)	Coffee	May-15	199,350	169
(1)	Copper	May-15	68,500	(25)
(2)	Corn	May-15	37,625	463
(1)	Crude Oil	May-15	47,600	120
(3)	FTSE 100 Index	Jun-15	299,405	1,780
(3)	Gas Oil	Apr-15	157,950	(150)
(3)	Gold	Jun-15	354,960	380
(24)	Japanese Yen	Jun-15	2,503,800	(3,088)
(6)	Mexican Peso	Jun-15	195,870	(85)
(12)	Natural Gas	May-15	316,800	1,760
(1)	NY Harbor ULSD Heating Oil	May-15	71,736	34
(3)		Jun-15	220,590	(130)
(10)	Soybean	May-15	486,625	(813)
(2)	Soybean Meal	May-15	65,360	(430)
(25)	Soybean Oil	May-15	455,850	630
(1)	Swiss Franc	Jun-15	128,938	(13)
(22)	World Sugar #11	May-15	293,955	8,288
(1)	WTI Crude Oil	May-15	47,640	-
			Net Unrealized Gain from Short Futures Contracts	$ 10,400
			Net Unrealized Gain from Futures Contracts	$ 3,482

^ All or a portion of this investment is a holding of the TXMFS Fund Limited. All collateral for open futures contracts consists of cash included as deposits with broker.

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Pools	$ -	$ 4,304,992	$ -	$ 4,304,992
Exchange Traded Funds	424	-	-	$ 424
Short-Term Investment	19,687,913	-	-	$ 19,687,913
Futures Contracts*	3,482	-	-	$ 3,482
Total	$19,691,819	$ 4,304,992	$ -	$ 23,996,811
* includes cumulative unrealized gain on futures contracts open at March 31, 2015.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidaries – The Consolidated Portfolio of Investments of the Fund includes TXMFS Fund Limited (“TXMFS”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the TXMFS is as follows:
Inception Date of CFC		CFC Net Assets at March 31, 2015		% of Fund Net Assets at March 31, 2015
TXMFS-CFC	10/4/12	$ 4,304,992		17.5%

Raylor Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015 (Unaudited)

Futures Contracts – The Fund is subject to equity risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The following is a summary of the Fund’s unrealized gain (loss) on derivative investments categorized by primary risk exposure and serves as indicators of the volume of derivative activity for the Fund for the period ended March 31, 2015:
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total
Futures Contracts	$ 6,471	$ (4,068)	$ (7,715)	$ 8,794	$ 3,482

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date 5/28/15

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 5/28/15